Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Earnings
Revenues	$ 1,631.2	$ 1,557.5
Direct costs, selling, general and administration	1,254.5	1,289.1
Depreciation and amortization	167.1	77.4
Foreign exchange loss (gain)	(13.5)	3.6
Share-based compensation expense	57.9	14.7
Other expense	119.4	5.9
Earnings before interest and income taxes	45.8	166.8
Finance income	(1.3)	(0.3)
Finance expense	82.5	37.6
Earnings (loss) before income taxes	(35.4)	129.5
Equity in loss from joint ventures, net of tax	0.5
Income tax expense (recovery)	(136.3)	23.9
Net earnings	$ 100.4	$ 105.6
Net earnings per common share:
Basic (in dollar per share)	$ 2.44	$ 2.90
Diluted (in dollar per share)	$ 2.43	$ 2.83